Segment Information - Summary of Products and Services Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total	kr 232,314	kr 232,390	kr 227,216
Services [member]
Disclosure of operating segments [line items]
Total	80,117	86,204	93,050
Operating segments [member]
Disclosure of operating segments [line items]
Total	232,314	232,390	227,216
Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	152,197	146,186	134,166
Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	80,117	86,204	93,050
Networks [member]
Disclosure of operating segments [line items]
Total	167,838	165,978	155,009
Networks [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	167,838	165,978	155,009
Networks [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	128,951	122,229	109,122
Networks [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	38,887	43,749	45,887
Digital services [member]
Disclosure of operating segments [line items]
Total	36,151	37,324	39,857
Digital services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	36,151	37,324	39,857
Digital services [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	19,328	20,447	21,480
Digital services [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	16,823	16,877	18,377
Managed services [member]
Disclosure of operating segments [line items]
Total	20,379	22,600	25,565
Managed services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	20,379	22,600	25,565
Managed services [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	132	81	11
Managed services [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	20,247	22,519	25,554
Emerging business and other [member]
Disclosure of operating segments [line items]
Total	7,946	6,488	6,785
Emerging business and other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	7,946	6,488	6,785
Emerging business and other [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	3,786	3,429	3,553
Emerging business and other [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	kr 4,160	kr 3,059	kr 3,232